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Timothy Plan High Dividend Stock ETF
Timothy Plan High Dividend Stock ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of the Victory US Large Cap High Dividend Volatility Weighted BRI Index (the “Index”) before fees and expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Timothy Plan High Dividend Stock ETF Timothy Plan High Dividend Stock ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Timothy Plan High Dividend Stock ETF Timothy Plan High Dividend Stock ETF
MANAGEMENT FEES	0.52%
Total Annual Operating Expenses	0.52%

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Timothy Plan High Dividend Stock ETF | Timothy Plan High Dividend Stock ETF | USD ($)	53	167	291	653

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large Cap High Dividend Volatility Weighted BRI Index (the “Index”), an unmanaged, volatility weighted index created by the
Sub-Advisor.
A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap
weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Fund’s sub-adviser,
to construct its constituent securities.
The Index is comprised of the largest 100 dividend yielding stocks among the largest U.S. companies by market capitalization from the Victory US Large/Mid Cap Volatility Weighted BRI Index (“Parent Index”). The Parent Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Parent Index then eliminates the companies that do not satisfy the eVALUEator proprietary Biblically Responsible Investing (“BRI”) filtering criteria (“Excluded Securities”). The Advisor maintains the list of Excluded Securities identified by the eVALUEator system.
The 100 highest dividend yielding stocks become the stocks included in the Index and are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every April and October (based on information as of the prior month-end)
and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2021, the Index had a market capitalization range from $7.5 billion to $191 billion.
The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical
lifestyles.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, in approximately the percentages represented by the securities in the index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund’s investments are subject to the following principal risks:
Excluded Security Risk.
Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.
Dividend Income Strategy Risk.
The Fund’s high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.
Equity Risk.
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
ETF Structure Risks.
The Fund is structured as an exchange-traded fund (“ETF”) and as a result is subject to special risks, including:
Not Individually Redeemable.
The Fund’s Shares (“Shares”) are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.
Trading Issues.
Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.
Market Price Variance Risk
. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a
“bid-ask
spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.
Authorized Participants Concentration Risk
. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.
Intraday Indicative Value (IIV) Risk.
The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV’’). The IIV is not a “real-time” update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV . For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV , the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Large-Capitalization Stock Risk.
The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Limited History of Operations.
The Fund is a relatively new ETF and, therefore, has a limited history of operations for investors to evaluate.
Passive Investment Risk.
The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The
Sub-Advisor
will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.
Stock Market Risk.
Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
Tracking Risks.
The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date
returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns (for calendar years ending on December 31)

BEST QUARTER	WORST QUARTER

Jun-20	Mar-20

16.02%	-28.98%

Average Annual Total Returns (for periods ending on December 31, 2020)
Average Annual Total Returns - Timothy Plan High Dividend Stock ETF		1 YEAR	INCEPTION [1]
Timothy Plan High Dividend Stock ETF		(1.17%)	4.55%
Timothy Plan High Dividend Stock ETF | Return after taxes on distributions	[2]	(1.80%)	3.90%
Timothy Plan High Dividend Stock ETF | Return after taxes on distributions and sale of shares	[2]	(0.34%)	3.41%
Victory US Large Cap High Dividend Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)	[3]	(0.72%)	5.05%
[1]	April 29, 2019
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Victory US Large Cap High Dividend Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.